EQUITY INCENTIVE PLANS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2015	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable period			5 years
Options expiration period			10 years
Shares
Outstanding at beginning of year (in shares)			119,507
Granted (in shares)			14,000
Exercised (in shares)			(4,200)
Forfeited or expired (in shares)			(16,800)
Outstanding at end of year (in shares)			112,507	119,507
Exercisable at end of year (in shares)			20,799
Vested (in shares)			23,624
Forfeited (in shares)			3,337
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)			$ 12.09
Granted (in dollars per share)			14.89
Exercised (in dollars per share)			11.99
Forfeited or expired (in dollars per share)			11.99
Outstanding at end of year (in dollars per share)			12.46	$ 12.09
Exercisable at end of year (in dollars per share)			$ 12.57
Weighted Average Remaining Contractual Term (Years)
Outstanding at end of year			8 years 5 months 16 days
Exercisable at end of year			7 years 10 months 13 days
Additional disclosures
Intrinsic value			$ 13
Aggregate intrinsic value			261	$ 180
Unrecognized compensation cost			93	122
Compensation Expense			$ 26	$ 16
Vesting period			4 years 4 months 24 days
Granted (in shares)	6,000
Vested (in shares)			11,251
Forfeited (in shares)			9,612	0
Total unrecognized compensation expense			$ 444
Compensation expense			$ 126
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options / Awards available for future grant (in shares)			140,667
Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options / Awards available for future grant (in shares)			56,267
Additional disclosures
Vesting period			5 years
Granted (in shares)		56,267
Vested (in shares)				0
Total unrecognized compensation expense				$ 596
Compensation expense				$ 79
Remaining vesting period			3 years 7 months 6 days